Annual Total Returns - FidelityInternationalDiscoveryFund-RetailPRO - FidelityInternationalDiscoveryFund-RetailPRO - Fidelity International Discovery Fund - Fidelity International Discovery Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(5.58%)
Annual Return 2015	4.82%
Annual Return 2016	(5.76%)
Annual Return 2017	31.70%
Annual Return 2018	(17.14%)
Annual Return 2019	27.51%
Annual Return 2020	21.39%
Annual Return 2021	11.18%
Annual Return 2022	(24.83%)
Annual Return 2023	14.16%